PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Original cost:	[1]	$ 4,006,101	$ 3,686,131
Accumulated depreciation		(3,043,843)	(2,809,448)
Property and equipment, net		962,258	876,683
Land and Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	429,277	432,069
Accumulated depreciation		(279,408)	(267,942)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	3,576,824	3,254,062
Accumulated depreciation		$ (2,764,435)	$ (2,541,506)

[1]	Original cost includes ROU assets under capital lease in the amount of $223,716 and $211,790 as of December 31, 2022 and 2021, respectively. The depreciation expense of such assets amounted to $14,215 and $14,037 for the years ended December 31, 2022 and 2021, respectively.